UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Semi-Annual Report 2015
September 30, 2015
(Unaudited)

Matisse Discounted Closed-End Fund
Strategy

Institutional Class Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Matisse Discounted Closed-End Fund Strategy (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Matisse Discounted Closed-End Fund Strategy is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Matisse Discounted Closed-End Fund Strategy, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Matisse Discounted Closed-End Fund Strategy ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Closed-End Fund Risk, Money Market Mutual Fund Risk, Market Risk, Management Style Risk, Quantitative Model Risk, Foreign Securities Risk, Portfolio Turnover Risk, Leverage Risk, Investment Advisor Risk, Operating Risk, and New Fund Risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 27, 2015.

For More Information on Your Matisse Discounted Closed-End Fund Strategy:

See Our Web site @ matissefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Fellow Shareholders of the Matisse Discounted Closed-End Fund Strategy:
Please find enclosed for your review the Semi-Annual Report for the Matisse Discounted Closed-End Fund Strategy (the "Fund") for the period ending September 30, 2015.  The Fund formally launched on October 31, 2012.
As you can see from the table below, Fund performance for the most recent six-month period was negative, and behind most benchmarks.   This has taken the Fund's performance since inception below its benchmarks as well.
Two major factors contributed during the six-month period to the Fund's performance relative to these benchmarks:
•
First, during the 6-month period, discounts on closed-end funds widened almost across the board, as the US universe moved from an average discount of about 6.8% to 10.0% per Bloomberg, giving the Fund approximately a 3.4% headwind during the 6-month period.  We were able to offset a small portion of this discount movement by selling CEFs at an average discount of 12.5% during the period, and replacing them with CEFs trading at a 15.8% discount.  However, discount movement all by itself still hurt the Fund's return by 3.1% during the 6 months.

•	Second, during the 6-month period, many sectors and asset classes performed much more poorly than the 4-10% declines of the benchmarks in the table below. For example:
o	Emerging market stocks fell 17%.
o	MLPs lost 28%.
o	Large-cap US Energy stocks dropped 20%.
o	The Russell 2000 lost 12%.
The Fund had somewhat higher exposure to each of these sectors/asset classes than most of the benchmarks in the table below, costing us an additional 3-4% in returns.

We believe that both of these headwinds have begun to reverse here in the fourth quarter, as a review of recent performance (if these trends continue) will hopefully attest.

How unusual are the recent headwinds CEFs have experienced, and what gives us confidence that CEFs won't simply remain at very wide discounts?  Well, our research back to 1988 shows that the average CEF has only sported a 10% or greater discount 3% of the time!  Double-digit discounts have only happened during the 1990 recession, the peak of the tech bubble in 1999-2000, and in the 2008 financial meltdown.  Furthermore, those periods were almost uniformly followed by significant discount narrowing and uniquely attractive total returns for discounted CEFs.  For example, the average 12-month return for the average CEF following a month ending with a double-digit CEF universe discount has been +24%, and highly discounted CEFs have returned +31% for these same time periods.  These gains have not historically been driven by stock market advances either, as the S&P 500 has averaged a -2% return for these time periods.  Past performance is of course no guarantee of future results, but our analysis of history gives us high confidence in the future for our strategy.

Average Annual Total Returns
Period ended September 30, 2015	Six months (not annualized)	One year	Annualized since inception*	Net Expense Ratio**	Gross Expense Ratio***
Matisse Discounted Closed-End Fund Strategy – Institutional Class Shares	-13.96%	-10.40%	1.10%	1.25%	2.80%
Matisse Discounted Closed-End Fund Strategy – Class A Shares -After Sales Load****	-14.02% -18.96%	-10.61% -15.75%	-2.18% -4.58%	1.50%	3.05%
S-Network Composite Closed-End Fund Total Return Index*****	-7.63%	-5.89%	1.92%	N/A	N/A
S&P Target Risk Moderate Index*****	-4.16%	-1.03%	4.71%	N/A	N/A
S&P 500 Index*****	-6.18%	-0.61%	13.51%	N/A	N/A
MSCI EAFE Total Return Index*****	-9.68%	-8.66%	5.50%	N/A	N/A
Barclays US Aggregate Bond Total Return Index*****	-0.47%	2.94%	1.69%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com or call the Fund at (800) 773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.
*The inception date for the Fund's Institutional Class Shares is October 31, 2012.  All "annualized since inception" performance of the Institutional Class and benchmark indices is from that date.  The inception date of the Fund's Class A Shares is May 15, 2013.  All "annualized since inception" performance of the Class A Shares is from that date.
**The net expense ratio reflects the Expense Limitation Agreement between the Advisor and the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses.  For the period ended September 30, 2015, this limit was set to not more than 1.25% of the average daily net assets of the Fund (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses).  The current agreement runs through July 31, 2016, and may not be terminated prior to that date. The advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the Expense Limitation Agreement.
***Gross expense ratio includes acquired fund fees and other expenses.  More recent expense ratios are found in the Financial Highlights.
****The Fund charges a 5.75% maximum sales load on purchases, as a percentage of offering price.

*****You cannot invest directly in these indices.  The indices do not have an investment advisor and do not pay any commissions, expenses, or taxes.  If the indices did pay commissions, expenses, or taxes, the returns would be lower.
Portfolio positioning
We are excited about the opportunity reflected in the large discounts to NAV at which our current holdings trade.  As of the end of September, our average holding traded at a 17.5% discount to NAV, which is the largest discount for our Fund, and the largest for our Strategy since 2008.  As noted above, the overall CEF universe also trades at a very attractive discount (10.0% as of the end of September vs. its long-run average of 3.6%).
Where are we finding the greatest opportunities?  Primarily in the corners of the CEF universe where discounts have widened the most dramatically.  For example, while during the past 6 months the average CEF has seen its discount widen by 3-4% to a 10% discount:
•	"Allocation" CEFs (which own US/Foreign stocks and bonds) widened by a median 4.8% to 14.5%.
•	World Bond CEFs (including EM Bond CEFs) widened by a median 5.0% to 15.8%.
•	REIT CEFs (both US and Foreign) now sit at an average 13.0% discount vs. their 8.3% average since 1/1/06.
•	International Equity CEFs (broadly diversified funds as well as country-specific funds) are at 12.1% discounts on average vs. their 6.4% average since 1/1/06.
A note about cash distributions
During the most recent 12 months the Fund has paid out over $.81 per share to Institutional Class Shares and over $.79 per share to Class A Shares in cash distributions to our shareholders, reflecting the cash we received from our underlying closed-end funds, as well as any gains we might realize through trading.  We believe that the payment amount of distributions by closed-end funds are potential indicators of those funds' future performance.  We incorporate these factors into our quantitative closed-end fund selection model.  (Keep in mind, the cash distributions paid by the Fund's underlying closed-end fund holdings include return of capital as well as capital gains and income, and the rate should not be confused with a "yield".)
A note about fund inflows and expense ratio
As planned, effective January 1st, 2015 we reduced the Fund's capped expense ratio to 1.25% (not counting the expense ratios of underlying CEFs and certain other expenses).  This puts us squarely in line with, or below, similar funds.  Since launch, the Fund has experienced significant asset growth, as we believe our Strategy is beginning to be appreciated in the investment community.  We have been able to put these inflows to work in attractively discounted closed-end funds fairly easily, increasing our confidence that the Fund's ultimate capacity will be in the $500 million to $1 billion range.
Our outlook
Our views on the macroeconomic backdrop have only a small impact on our portfolio positioning decisions, which are driven mostly from the bottom up, based on the attractiveness of discounts. The economy continues to muddle along at less than 3% growth rate as measured by GDP. The strong US dollar is having a negative effect for exporters and is an important component of the virtually nil inflation currently reported by the Fed. CPI, helped by the sharp decline in oil prices in late 2014, has been running at about 0% year-over-year… prior to 2009 (when deflation was also partly driven by oil price declines), the last time CPI was negative year-over-year was the mid-1950s!  With interest rates already at the zero bound, and the Fed's balance sheet still bloated at $4.5 trillion (no declines at all, and double its 2009 level after several rounds of additional QE), policy-makers have no good options left to create inflation or economic growth, even according to their badly flawed textbooks.  The economy will have to stand on its own feet.

Equities are still fairly valued by some standards, especially compared to the low level of real interest rates. P/E ratios, for example, are close to 30-year averages.  With regard to bonds, our working assumption is that longer-term rates will stay fairly low for several years at least, as the economy continues to stumble along with the Fed maybe raising rates a little. We think the sooner the Fed makes a move the better, as CEF discounts are excessively high in anticipation of higher rates. We continue to acknowledge the possibility of a rate spike, and will maintain our lookthrough duration in the single digits to protect against it.
It's been a tough environment for CEFs recently… in many ways it feels like 2008.  Our strategy is calibrated to take advantage of mean reversion, and performs poorly during the rare occasions when momentum (aka "panic") dominates the closed-end fund space.  It is the rarity of these occasions, and the history of how our strategy has performed following very wide levels of discounts, which give us confidence that near-future performance may be strong.
We appreciate your interest in, and investment in, our Strategy.  We'll continue to keep you updated on the important developments we see in the misunderstood, retail-dominated world of closed-end funds.  Check our Strategy website, www.matissefunds.com , for updates, and feel free to contact us at 800-773-3863 to discuss the Matisse Discounted Closed-End Fund Strategy and our investment approach.
Sincerely,
Eric Boughton, CFA Portfolio Manager Matisse Funds	Bryn Torkelson Founder & CIO Matisse Funds

The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Semiannual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2015
	Shares	Value (Note 1)

CLOSED-END FUNDS - 112.49%
Aberdeen Asia-Pacific Income Fund, Inc.	439,981	$1,979,914
Aberdeen Global Income Fund, Inc.	149,000	1,130,910
Adams Diversified Equity Fund, Inc.	94,000	1,198,500
Advent Claymore Convertible Securities and Income Fund	396,000	5,215,320
Advent Claymore Convertible Securities and Income Fund II	769,300	4,156,682
Alpine Global Premier Properties Fund	1,015,600	5,667,048
Apollo Tactical Income Fund, Inc.	5,149	74,609
Ares Dynamic Credit Allocation Fund, Inc.	108,814	1,520,132
Boulder Growth & Income Fund, Inc.	1,149,300	8,562,285
Brookfield Global Listed Infrastructure Income Fund, Inc.	310,000	3,884,300
Central Securities Corp.	36,000	711,360
Clough Global Opportunities Fund	62,766	671,596
Cohen & Steers Infrastructure Fund, Inc.	13,115	250,103
Cohen & Steers REIT and Preferred Income Fund, Inc.	325,122	5,634,364
Delaware Enhanced Global Dividend & Income Fund	202,000	1,870,520
Deutsche High Income Opportunities Fund, Inc.	317,505	4,175,191
Deutsche Strategic Income Trust	9,749	100,220
First Trust Aberdeen Global Opportunity Income Fund	522,000	5,052,960
First Trust High Income Long/Short Fund	87,233	1,229,113
First Trust Strategic High Income Fund II	219,728	2,526,872
Gabelli Global Utility & Income Trust	30,958	498,424
General American Investors Co., Inc.	43,270	1,340,505
Ivy High Income Opportunities Fund	1,525	19,779
Lazard World Dividend & Income Fund, Inc.	110,506	1,006,710
Legg Mason BW Global Income Opportunities Fund, Inc.	121,000	1,404,810
Liberty All Star Equity Fund	499,000	2,534,920
Madison Covered Call & Equity Strategy Fund	10,000	70,800
Managed High Yield Plus Fund, Inc.	85,107	136,937
MFS Intermediate High Income Fund	24,928	56,587
Morgan Stanley China A Share Fund, Inc.	186,000	4,173,840
Morgan Stanley Emerging Markets Debt Fund, Inc.	201,854	1,681,444
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	807,000	5,552,160
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,268,086	5,845,876
Nuveen Global High Income Fund	363,136	5,236,421
Nuveen New Jersey Dividend Advantage Municipal Fund	27,473	352,204
Pacholder High Yield Fund, Inc.	305,136	1,928,459
Prudential Global Short Duration High Yield Fund, Inc.	900	12,411
RMR Real Estate Income Fund	229,000	4,135,740
Royce Micro-Cap Trust, Inc.	55,626	430,545
Sprott Focus Trust, Inc.	46,429	274,395
Stone Harbor Emerging Markets Total Income Fund	174,000	1,976,640
Templeton Emerging Markets Income Fund	9,009	87,297
Terra Capital PLC Fund	1,495,000	1,274,487

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2015
		Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
The Cushing MLP Total Return Fund		101,900	$1,198,344
The GDL Fund		527,292	5,167,514
Tri-Continental Corp.		64,000	1,248,000
Virtus Total Return Fund		18,593	70,282
Voya Asia Pacific High Dividend Equity Income Fund		26,273	223,959
Voya Infrastructure Industrials and Materials Fund		67,268	824,706
Wells Fargo Advantage Global Dividend Opportunity Fund		162,100	958,011
Wells Fargo Advantage Multi-Sector Income Fund		16,400	186,140
Western Asset Emerging Markets Debt Fund, Inc.		432,000	5,754,240
Western Asset Emerging Markets Income Fund, Inc.		483,000	4,617,480
Western Asset Global Partners Income Fund, Inc.		6,000	47,880
Western Asset Worldwide Income Fund, Inc.		138,000	1,356,540

Total Closed-End Funds (Cost $134,342,841)			117,296,486

COMMON STOCKS - 1.07%
Financials - 0.00%
* Federal National Mortgage Association		510,000	1,122,000

Total Common Stocks (Cost $1,122,000)			1,122,000

Total Value of Investments (Cost $135,464,841) - 113.56%			$118,418,486

Liabilities in Excess of Other Assets - (13.56)%			(14,142,450)

Net Assets - 100.00%			$104,276,036

* Non-income producing investment

The following acronyms are used in this portfolio:
PLC - Public Limited Company
MLP - Master Limited Partnership

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Closed-End Funds	112.49%	$117,296,486
Financials	1.07%	1,122,000
Liabilities in Excess of Other Assets	-13.56%	(14,142,450)
Total	100.00%	$104,276,036

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2015

Assets:
Investments, at value (cost $135,464,841)	$118,418,486
Receivables:
Investments sold	7,633,938
Fund shares sold	156,826
Dividends and interest	1,175,578
Prepaid expenses:
Administrative fees	8,605
Registration and filing fees	4,983
Fund accounting fees	3,045
Securities pricing fees	1,166
Compliance fees	500
Shareholder fulfillment expenses	258

Total assets	127,403,385

Liabilities:
Cash	21,367,681
Payables:
Investments purchased	1,236,658
Fund shares repurchased	384,077
Accrued expenses:
Advisory fees	94,357
Custody fees	18,388
Interest expenses	13,991
Professional fees	9,300
Insurance fees	1,688
Distribution and service fees - Class A Shares	1,209

Total liabilities	23,127,349

Net Assets	$104,276,036

Net Assets Consist of:
Paid in Interest	$126,464,855
Accumulated net investment loss	(15)
Accumulated net realized loss on investments	(5,142,450)
Net unrealized depreciation on investments	(17,046,354)

Net Assets	$104,276,036

Institutional shares outstanding, no par value (unlimited authorized shares)	11,552,925
Net Assets	$98,060,941
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$8.49

Class A shares outstanding, no par value (unlimited authorized shares)	780,220
Net Assets	$6,215,095
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$7.97

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Operations
(Unaudited)

For the period ended September 30, 2015

Investment Income:
Dividends and Interest	$4,722,197

Total Investment Income	4,722,197

Expenses:
Advisory fees (note 2)	748,185
Interest expenses	63,304
Administration fees (note 2)	61,201
Registration and filing fees	25,858
Fund accounting fees	22,734
Custody fees	20,872
Professional fees	14,625
Transfer agent fees	13,500
Distribution and service fees - Class A Shares (note 3)	9,019
Compliance fees	5,250
Trustee fees and meeting expenses	4,000
Insurance fees	3,074
Shareholder fulfillment expenses	2,000
Securities pricing fees	1,750

Total Expenses	995,372

Advisory fees waived (note 2)	(143,215)

Net Expenses	852,157

Net Investment Income	3,870,040

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investments and foreign currency transactions	(5,046,703)
Capital gain distributions from underlying funds	754,994
Total net realized loss	(4,291,709)

Net change in unrealized depreciation on investments	(18,144,353)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions:	(22,436,062)

Net Decrease in Net Assets Resulting from Operations	$(18,566,022)

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets

	September 30,	March 31,
For the fiscal year or period ended	2015 (a)	2015

Operations:
Net investment income	$3,870,040	$4,147,085
Net realized gain (loss) from investment transactions	(5,046,703)	1,703,815
Capital gain distributions from underlying funds	754,994	617,741
Net change in unrealized appreciation (depreciation) on investments	(18,144,353)	720,297

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,566,022)	7,188,938

Distributions to Shareholders:
Net investment income
Institutional Class Shares	(4,253,233)	(4,530,398)
Class A Shares	(282,568)	(357,244)

Capital Gains
Institutional Class Shares	-	(1,324,354)
Class A Shares	-	(121,219)

Decrease in Net Assets Resulting from Distributions	(4,535,801)	(6,333,215)

Beneficial Interest Transactions:
Shares sold	53,304,448	47,232,043
Redemption fees	15,956	9,766
Reinvested dividends and distributions	4,056,444	5,314,100
Shares repurchased	(56,774,034)	(9,652,787)

Increase from Beneficial Interest Transactions	602,814	42,903,122

Net Increase (Decrease) in Net Assets	(22,499,009)	43,758,845

Net Assets:
Beginning of period	126,775,045	83,016,200
End of period	$104,276,036	$126,775,045

Accumulated Net Investment Loss	$(15)	$(74,883)

(a) Unaudited.

See Notes to Financial Statements		(Continued)

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets - Continued

	September 30,		March 31,
For the fiscal year or period ended	2015 (a)		2015

Share Information:
Institutional Class Shares
Shares sold	4,863,636	$45,417,923	4,217,249	$43,685,711
Redemption fees	-	14,677	-	8,298
Reinvested distributions	425,205	3,856,205	511,318	5,203,230
Shares repurchased	(5,372,839)	(49,101,951)	(829,247)	(8,599,452)
Net Increase (Decrease) in Shares of
Beneficial Interest	(83,998)	$186,854	3,899,320	$40,297,787

Class A Shares
Shares sold	904,841	$7,886,525	354,597	$3,546,332
Redemption fees	-	1,279	-	1,468
Reinvested distributions	24,706	200,239	11,639	110,870
Shares repurchased	(889,587)	(7,672,083)	(109,267)	(1,053,335)
Net Increase in Shares of Beneficial Interest	39,960	$415,960	256,969	$2,605,335

(a) Unaudited.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Financial Highlights

	Institutional Class Shares
For a share outstanding during the	September 30,		March 31,
fiscal year or period ended	2015	(f)	2015		2014		2013	(g)

Net Asset Value, Beginning of Period	$10.28		$10.13		$0.35		$10.00

Income from Investment Operations
Net investment income	0.32		0.46		0.58		0.26
Net realized and unrealized gain (loss) on investments	(1.74)		0.36		(0.17)		0.35

Total from Investment Operations	(1.42)		0.82		0.41		0.61

Less Distributions:
From net investment income	(0.37)		(0.51)		(0.56)		(0.26)
From capital gains	-		(0.16)		(0.07)		-

Total Distributions	(0.37)		(0.67)		(0.63)		(0.26)

Redemption Fees	-		-	(e)	-	(e)	-	(e)

Net Asset Value, End of Period	$8.49		$0.28		$0.13		$10.35

Total Return	(13.96)%	(b)	8.37%		4.21%		6.26%	(b)

Net Assets, End of Period (in thousands)	$98,061		$119,616		$78,390		$21,904

Ratios of:
Interest Expenses to Average Net Assets	0.05%		0.06%		0.09%		-
Gross Expenses to Average Net Assets (c)	1.57%	(a)	1.59%		1.59%		1.50%	(a)
Net Expenses to Average Net Assets (c)(d)	1.25%	(a)	1.43%		1.59%		1.50%	(a)
Net Investment Income to Average Net Assets (c)	6.22%	(a)	4.48%		5.96%		5.96%	(a)

Portfolio turnover rate	56.88%	(b)	164.94%		150.92%		84.39%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the investment funds are excluded from the Fund's expense ratio.
(d) Excludes interest expense.
(e) Less than $0.01 per share.
(f) Unaudited.
(g)	For a share outstanding for the initial period from October 31, 2012 (Date of Initial Public Investment) to March 31, 2013.

See Notes to Financial Statements							(Continued)

Matisse Discounted Closed-End Fund Strategy

Financial Highlights

	Class A Shares
For a share outstanding during the	September 30,		March 31,
fiscal year or period ended	2015	(g)	2015		2014	(d)

Net Asset Value, Beginning of Period	$9.57		$9.57		$10.00

Income from Investment Operations
Net investment income	0.27		0.40		0.50
Net realized and unrealized gain (loss) on investments	(1.61)		0.35		(0.32)

Total from Investment Operations	(1.34)		0.75		0.18

Less Distributions:
From net investment income	(0.36)		(0.49)		(0.54)
From capital gains	-		(0.16)		(0.07)

Total Distributions	(0.36)		(0.65)		(0.61)

Redemption Fees	-		-	(f)	-	(f)

Net Asset Value, End of Period	$7.97		$9.67		$9.57

Total Return	(14.02)%		8.11%		2.09%	(b)

Net Assets, End of Period (in thousands)	$6,215		$7,159		$4,626

Ratios of:
Interest Expenses to Average Net Assets	0.05%		0.06%		0.09%
Gross Expenses to Average Net Assets (c)	1.82%	(a)	1.84%		1.84%	(a)
Net Expenses to Average Net Assets (c)(e)	1.50%	(a)	1.68%		1.84%	(a)
Net Investment Income to Average Net Assets (c)	5.57%	(a)	4.30%		6.42%	(a)

Portfolio turnover rate	56.88%	(b)	164.94%		150.92%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of investment funds. The expenses of the investment funds are excluded from the Fund's expense ratio.
(d)	For a share outstanding for the initial period from May 15, 2013 (Date of Initial Public Investment) to March 31, 2014.
(e) Excludes interest expense.
(f) Less than $0.01 per share.
(g) Unaudited.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Matisse Discounted Closed-End Fund Strategy ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund's investment advisor, Deschutes Portfolio Strategies (the "Advisor"), seeks to achieve the Fund's investment objective of long-term capital appreciation and income by investing in unaffiliated closed-end funds which pay regular periodic cash distributions, the interests of which typically trade at substantial discounts relative to their underlying net asset values.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Class A Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Class A Shares are subject to distribution and service fees which are further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Date of Initial Public Investment for the Institutional Class Shares was October 31, 2012.  The Date of Initial Public Investment for the Class A Shares was May 15, 2013.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Investments in open-end investment companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of September 30, 2015 for the Fund's investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Closed-End Funds	$117,296,486	$117,296,486	$-	$-
Common Stocks*	1,122,000	1,122,000	-	-
Total	$118,418,486	$118,418,486	$-	$-

 *    Refer to the Schedule of Investments for a breakdown by industry.
(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the period ended September 30, 2015.  The Fund did not hold any Level 3 securities during the six month period.  The Fund recognizes transfers at the end of the period.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made annually.  Dividends and distributions to shareholders are recorded on ex-date.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.  Distribution and service fees in the Class A Shares are 0.25% of the average daily net assets.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Related Parties and Service Providers

Advisor
The Fund pays monthly fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 1.20%.  For the period ended September 30, 2015, the Fund incurred advisory fees in the amount of $748,185.

The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses.  For the period ended September 30, 2015, this limit was set to not more than 1.25% of the average daily net assets of the Fund (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses).  The current agreement runs through July 31, 2016, and may not be terminated prior to that date. The advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the Expense Limitation Agreement.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $100 million	0.090%	Over $100 million	0.009%
Next $100 million	0.080%
Next $100 million	0.070%
Next $100 million	0.060%
Over $500 million	0.050%
Over $750 million	0.040%
Over $1 billion	0.030%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively
The Fund incurred $61,021 in administration fees, $20,872 in custody fees, and $22,734 in fund accounting fees for the six month period ended September 30, 2015.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor's fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class A Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets attributable to the Class A Shares, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended September 30, 2015, $9,019 in fees were incurred by the Class A Shares.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

4.  Purchases and Sales of Investment Securities

For the period ended September 30, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$91,506,839	$75,388,026

5.  Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed the taxable period that is open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of September 30, 2015, open taxable periods consisted of the taxable years ended March 31, 2015 and March 31, 2014. No examination of the Fund's tax returns is currently in progress.

Distributions during each period/year ended were characterized for tax purposes as follows:

	September 30, 2015	March 31, 2015
Ordinary Income	$4,535,801	$4,887,642
Long-term capital gain	-	1,445,573

At September 30, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$135,464,841

Unrealized Appreciation	130,110
Unrealized Depreciation	(17,176,464)
Net Unrealized Depreciation	(17,046,354)

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 860.40	$5.83
	$1,000.00	$1,018.80	$6.33
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

Class A Shares	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 859.80	$7.00
	$1,000.00	$1,017.54	$6.32
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Matisse Discounted Closed-End Fund Strategy
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Deschutes Portfolio Strategies
116 South Franklin Street	4949 Meadows Road
Post Office Drawer 4365	Suite 200
Rocky Mount, North Carolina 27803	Lake Oswego, Oregon 97035

Telephone:	Telephone:

800-773-3863	855-210-3001

World Wide Web @:	World Wide Web @:

ncfunds.com	matissefunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: December 2, 2015	President and Principal Executive Officer
Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: December 2, 2015	President and Principal Executive Officer
Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/ Ashley E. Harris
Date: December 2, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy